CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings / (Accumulated Deficit)
BALANCE, value, at Dec. 31, 2011	$ 182,361,077	$ 163,170	$ 0	$ 176,496,943	$ 0	$ 5,700,964
BALANCE, shares, at Dec. 31, 2011		16,317,000	0
Issuance of preferred stock, net of issuance costs, value	38,395,557		13,333	38,382,224
Issuance of preferred stock, net of issuance costs, shares			1,333,333
Issuance of common shares, net of issuance costs, value	28,049,374	42,857		28,006,517
Issuance of common shares, net of issuance costs, shares		4,285,715
Redemption of preferred stock, value	(20,779,230)		(6,926)	(19,009,793)		(1,762,511)
Redemption of preferred stock, shares			(692,641)
Share-based compensation, value	1,225,276	3,240		1,222,036
Share-based compensation, shares		324,000
Total comprehensive income	12,524,268				(651,896)	13,176,164
Dividends paid on common shares ($1.08 per share in 2012, $0.52 per share in 2013 and $0 per share in 2014)	(19,758,523)			(6,287,479)		(13,471,044)
Dividends on preferred shares	(1,238,516)					(1,238,516)
BALANCE, value, at Dec. 31, 2012	220,779,283	209,267	6,407	218,810,448	(651,896)	2,405,057
BALANCE, shares, at Dec. 31, 2012		20,926,715	640,692
Issuance of preferred stock, net of issuance costs, value	20,501,001		9,163	20,491,838
Issuance of preferred stock, net of issuance costs, shares			916,333
Issuance of common shares, net of issuance costs, value	19,942,163	40,000		19,902,163
Issuance of common shares, net of issuance costs, shares		4,000,000
Redemption of preferred stock, value	(19,653,227)		(6,407)	(17,584,032)		(2,062,788)
Redemption of preferred stock, shares			(640,692)
Share-based compensation, value	2,066,688	3,650		2,063,038
Share-based compensation, shares		365,000
Total comprehensive income	15,875,404				567,746	15,307,658
Dividends paid on common shares ($1.08 per share in 2012, $0.52 per share in 2013 and $0 per share in 2014)	(12,979,572)			(4,767,892)		(8,211,680)
Dividends on preferred shares	(1,812,371)					(1,812,371)
BALANCE, value, at Dec. 31, 2013	244,719,369	252,917	9,163	238,915,563	(84,150)	5,625,876
BALANCE, shares, at Dec. 31, 2013		25,291,715	916,333
Issuance of common shares, net of issuance costs, value	9,005,590	55,000		8,950,590
Issuance of common shares, net of issuance costs, shares		5,500,000
Share-based compensation, value	2,247,002	3,400		2,243,602
Share-based compensation, shares		340,000
Cancellation of non-vested shares, value		(10)		10
Cancellation of non-vested shares, shares	(1,000)	(1,000)
Total comprehensive income	2,769,674				146,159	2,623,515
Dividends on preferred shares	(2,061,749)					(2,061,749)
BALANCE, value, at Dec. 31, 2014	$ 256,679,886	$ 311,307	$ 9,163	$ 250,109,765	$ 62,009	$ 6,187,642
BALANCE, shares, at Dec. 31, 2014		31,130,715	916,333